Stock-based compensation (Summary of Toyota's Stock Option Activity) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Number of shares
Options outstanding, beginning balance	1,192,300	2,093,500	3,503,500
Granted	0	0	0
Exercised	(643,800)	(785,600)	(936,400)
Canceled	(264,900)	(115,600)	(473,600)
Options outstanding, ending balance	283,600	1,192,300	2,093,500	3,503,500
Options exercisable at year end	283,600	1,192,300	2,093,500
Weighted-average exercise price
Options outstanding, beginning balance	¥ 3,682	¥ 3,858	¥ 4,632
Granted	0	0	0
Exercised	3,726	4,006	5,049
Canceled	4,154	4,682	6,917
Options outstanding, ending balance	3,153	3,682	3,858	¥ 4,632
Options exercisable at year end	¥ 3,153	¥ 3,682	¥ 3,858
Weighted-average remaining contractual life in years
Options outstanding, Weighted- average remaining contractual term	3 months 29 days	9 months 18 days	1 year 6 months 22 days	2 years 18 days
Options exercisable at year end	3 months 29 days	9 months 18 days	1 year 6 months 22 days
Aggregate intrinsic value
Option outstanding aggregate intrinsic value at year end	¥ 1,041	¥ 2,813	¥ 4,384	¥ 13,143
Options exercisable at year end	¥ 1,041	¥ 2,813	¥ 4,384